united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 05/31/18

Item 1. Reports to Stockholders.

Dynamic U.S. Opportunity Fund

Dynamic International Opportunity Fund

Semi-Annual Report

May 31, 2018

www.innealtacapital.com

1 (855) USE-ETFS

Distributed by Northern Lights Distributors, LLC

Member FINRA

DYNAMIC U.S. OPPORTUNITY FUND
PORTFOLIO REVIEW (Unaudited)
May 31, 2018

The Fund’s performance figures* for the periods ended May 31, 2018, compared to its benchmark:

			Annualized
					Since Inception
	Six Months	One Year	Three Year	Five Year	(12/30/11)
Dynamic U.S. Opportunity Fund - Class I	2.17%	9.11%	9.44%	6.05%	5.88%
Dynamic U.S. Opportunity Fund - Class N	1.99%	8.82%	9.16%	5.79%	5.62%
S&P 500 Total Return Index**	3.16%	14.38%	10.97%	12.98%	15.08%
Bloomberg Barclays U.S. Aggregate Bond Index ***	(1.04)%	(0.37)%	1.39%	1.98%	2.05%
Blended Benchmark Index 70/30****	1.95%	9.85%	8.14%	9.69%	11.15%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.70% for Class I shares and 1.96% for Class N shares per the April 1, 2018, prospectus. After fee waivers, the Fund’s total annual operating expenses are 1.38% for Class I shares and 1.63% for Class N shares. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

**	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

***	The Bloomberg Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency).

****	The Blended Benchmark Index 70/30 represents a blend of 70% S&P 500 Total Return Index and 30% Bloomberg Barclays Capital U.S. Aggregate Bond Index.

Holdings By Asset Class as of May 31, 2018	% of Net Assets
Exchange Traded Funds - Equity Funds	93.3%
Exchange Traded Funds - Debt Fund	1.9%
Short-Term Investments	10.5%
Liabilities in Excess of Other Assets	(5.7)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

DYNAMIC INTERNATIONAL OPPORTUNITY FUND
PORTFOLIO REVIEW (Unaudited)
May 31, 2018

The Fund’s performance figures* for the periods ended May 31, 2018, compared to its benchmark:

			Annualized
					Since Inception
	Six Month	One Year	Three Year	Five Year	(12/30/11)
Dynamic International Opportunity Fund - Class I	(1.62)%	5.68%	4.55%	3.56%	4.10%
Dynamic International Opportunity Fund - Class N	(1.80)%	5.31%	4.25%	3.30%	3.83%
MSCI All Country World Index ex USA Net (USD)**	0.27%	9.67%	4.74%	5.46%	7.52%
Barclays Global Aggregate Bond Index ***	(0.68)%	1.72%	2.58%	1.34%	1.12%
Blended Benchmark Index 70/30 ****	0.05%	7.31%	4.23%	4.33%	5.70%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.99% for Class I shares and 2.24% for Class N shares per the April 1, 2018, prospectus. After fee waivers, the Fund’s total annual operating expenses are 1.80% for Class I shares and 2.05% for Class N shares. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

**	The MSCI World Index ex USA Net (USD) is a free float-adjusted market capitalization index maintained by Morgan Stanley Capital International (MSCI) and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World Index Ex-U.S. consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

***	The Bloomberg Barclays Global Aggregate Bond Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

****	The Blended Benchmark Index 70/30 represents a blend of 70% MSCI All Country World exUSA Net Index and 30% Bloomberg Barclays Global Aggregate Bond Index.

Holdings By Asset Class as of May 31, 2018	% of Net Assets
Exchange Traded Funds - Equity Funds	83.3%
Exchange Traded Funds - Debt Funds	14.0%
Short-Term Investments	42.1%
Liabilities in excess of other Assets	(39.4)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Dynamic U.S. Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2018

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 95.2%
	DEBT FUND - 1.9%
	GOVERNMENT BOND FUND - 1.9%
15,761	iShares 1-3 Year Treasury Bond ETF	$1,315,413

	EQUITY FUNDS - 93.3%
	SECTOR FUNDS - 93.3%
127,968	Consumer Discretionary Select Sector SPDR ETF	13,533,895
60,230	Consumer Staples Select Sector SPDR ETF	2,991,022
163,544	Energy Select Sector SPDR ETF	12,432,615
506,726	Financial Select Sector SPDR ETF	13,772,812
52,920	Industrial Select Sector SPDR ETF	3,939,365
6,253	PowerShares S&P SmallCap Consumer Discretionary ETF *	398,191
7,390	PowerShares S&P SmallCap Energy ETF	128,069
61,265	SPDR S&P Regional Banking ETF *	3,870,723
193,940	Technology Select Sector SPDR ETF	13,556,406
		64,623,098

	TOTAL EXCHANGE TRADED FUNDS (Cost $61,168,291)	65,938,511

	SHORT-TERM INVESTMENTS - 10.5%
	COLLATERAL FOR SECURITIES LOANED - 5.7%
3,922,972	Morgan Stanley Institutional Liquidity - Treasury Portfolio, to yield 1.61% ^	3,922,972

	MONEY MARKET FUND - 4.8%
3,321,365	BlackRock Liquidity Funds T-Fund Portfolio, to yield 1.63% ^	3,321,365
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,244,337)	7,244,337

	TOTAL INVESTMENTS - 105.7% (Cost $68,412,628)	$73,182,848
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.7)%	(3,959,056)
	NET ASSETS - 100.0%	$69,223,792

ETF - Exchange Traded Fund

^	Money market fund; interest rate reflects seven-day effective yield on May 31, 2018.

*	All or a portion of this security is on loan. Total loaned securities have a value of $3,872,965 at May 31, 2018.

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2018

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 97.3%
	DEBT FUNDS - 14.0%
	INTERNATIONAL FUNDS - 14.0%
54,091	iShares JP Morgan USD Emerging Markets Bond ETF	$5,887,264
48,458	SPDR Bloomberg Barclays International Treasury ETF	1,359,732
92,809	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,644,576
3,840	Vanguard Emerging Markets Government Bond ETF	292,838
198,226	Vanguard Total International Bond ETF *	10,789,441
		19,973,851
	EQUITY FUNDS - 83.3%
	INTERNATIONAL FUNDS - 83.3%
277,648	Global X MSCI Colombia ETF *	2,951,398
87,156	iShares MSCI All Peru Capped ETF *	3,672,754
159,088	iShares MSCI Australia ETF *	3,590,616
19,234	iShares MSCI Austria Capped ETF	456,615
264,071	iShares MSCI Brazil Capped ETF *	9,406,209
91,840	iShares MSCI Chile Capped ETF *	4,583,734
41,403	iShares MSCI France ETF *	1,317,443
144,357	iShares MSCI Germany ETF	4,567,455
270,239	iShares MSCI Hong Kong ETF *	7,023,512
96,424	iShares MSCI India ETF	3,244,668
186,325	iShares MSCI Indonesia ETF *	4,755,014
134,139	iShares MSCI Italy Capped ETF *	4,063,070
49,454	iShares MSCI Japan ETF	2,954,382
127,609	iShares MSCI Netherlands ETF *	4,000,542
52,530	iShares MSCI New Zealand Capped ETF *	2,564,515
290,056	iShares MSCI Poland Capped ETF *	6,578,470
151,453	iShares MSCI South Africa ETF *	9,424,920
48,849	iShares MSCI South Korea Capped ETF *	3,523,967
159,758	iShares MSCI Spain Capped ETF *	4,874,217
172,302	iShares MSCI Switzerland Capped ETF *	5,732,488
61,603	iShares MSCI Taiwan Capped ETF	2,256,518
66,648	iShares MSCI Thailand Capped ETF *	6,268,911
25,835	iShares MSCI United Kingdom ETF *	930,835
52,196	SPDR S&P China ETF	5,810,981
131,240	SPDR S&P Emerging Markets SmallCap ETF *	6,634,182
354,581	VanEck Vectors Russia ETF *	7,485,205
		118,672,621

	TOTAL EXCHANGE TRADED FUNDS (Cost $134,565,638)	138,646,472

	SHORT-TERM INVESTMENTS - 42.1%
	COLLATERAL FOR SECURITIES LOANED - 39.8%
56,729,390	Morgan Stanley Institutional Liquidity - Treasury Portfolio, to yield 1.61% ^	56,729,390

	MONEY MARKET FUND - 2.3%
3,173,202	BlackRock Liquidity Funds T-Fund Portfolio, to yield 1.63% ^	3,173,202
	TOTAL SHORT-TERM INVESTMENTS (Cost $59,902,592)	59,902,592

	TOTAL INVESTMENTS - 139.4% (Cost $194,468,230)	$198,549,064
	LIABILITIES IN EXCESS OF OTHER ASSETS - (39.4)%	(56,084,863)
	NET ASSETS - 100.0%	$142,464,201

ETF - Exchange Traded Fund

^	Money market fund; interest rate reflects seven-day effective yield on May 31, 2018.

*	All or a portion of this security is on loan. Total loaned securities have a value of $54,626,785 at May 31, 2018.

See accompanying notes to financial statements.

The Dynamic Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2018

		Dynamic
	Dynamic U.S.	International
	Opportunity Fund	Opportunity Fund
ASSETS
Investment securities:
At cost	$68,412,628	$194,468,230
At value	$73,182,848	$198,549,064
Cash *	61,636	496
Receivable for Fund shares sold	137,896	926,172
Receivable for securities lending income	270	30,233
Dividends and interest receivable	8,364	4,382
Prepaid expenses & other assets	21,493	26,424
TOTAL ASSETS	73,412,507	199,536,771

LIABILITIES
Collateral on securities loaned (see note 4)	3,984,608	56,729,886
Payable for Fund shares redeemed	36,694	17,941
Investment advisory fees payable	70,055	210,432
Distribution (12b-1) fees payable	2,247	4,819
Payable to related parties	39,932	10,203
Accrued expenses and other liabilities	55,179	99,289
TOTAL LIABILITIES	4,188,715	57,072,570
NET ASSETS	$69,223,792	$142,464,201

Net Assets Consist Of:
Paid in capital	$63,412,300	$143,811,990
Undistributed net investment loss	(67,822)	(490,247)
Accumulated net realized gain/(loss) from security investments	1,109,094	(4,938,376)
Net unrealized appreciation of investments	4,770,220	4,080,834
NET ASSETS	$69,223,792	$142,464,201

Net Asset Value Per Share:
Class I Shares:
Net Assets	$59,049,603	$120,601,132
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,709,240	10,761,666
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$12.54	$11.21

Class N Shares:
Net Assets	$10,174,189	$21,863,069
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	811,203	1,953,522
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$12.54	$11.19

(a)	Redemptions of shares held less than 60 days may be assessed a redemption fee of 2.00%.

*	Collateral for securities on loan.

See accompanying notes to financial statements.

The Dynamic Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2018

		Dynamic
	Dynamic U.S.	International
	Opportunity Fund	Opportunity Fund
INVESTMENT INCOME
Dividends	$631,890	$1,723,353
Interest	29,499	18,568
Securites Lending - Net of fees	16,889	235,152
TOTAL INVESTMENT INCOME	678,278	1,977,073

EXPENSES
Investment advisory fees	340,312	687,636
Distribution (12b-1) fees:
Class N	17,869	30,372
Legal fees	37,128	57,148
Transfer agent fees	46,956	46,228
Shareholder services fees	26,208	53,326
Registration fees	21,840	21,840
Administration fees	19,292	19,656
Trustees’ fees	15,288	16,926
Fund accounting fees	14,378	14,924
Audit fees	7,317	7,315
Compliance officer fees	7,098	7,280
Shareholder reporting expense	182	12,740
Custody fees	2,999	8,594
Insurance expense	546	910
Other expenses	—	546
TOTAL EXPENSES	557,413	985,441

Less: Fees waived by the Adviser	(117,559)	(101,462)

NET EXPENSES	439,854	883,979
NET INVESTMENT INCOME	238,424	1,093,094

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain from security investments	1,354,109	3,272,209
Net change in unrealized depreciation on investments	(244,317)	(8,169,355)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	1,109,792	(4,897,146)

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,348,216	$(3,804,052)

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	May 31, 2018	November 30,
	(Unaudited)	2017

FROM OPERATIONS
Net investment income	$238,424	$168,061
Net realized gain from security investments	1,354,109	3,070,622
Distributions of realized gains from underlying investment companies	—	75
Net change in unrealized appreciation/(depreciation) of investments	(244,317)	3,708,493
Net increase in net assets resulting from operations	1,348,216	6,947,251

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class I	(283,269)	(108,769)
Class N	(59,364)	(22,905)
From net realized gains:
Class I	(1,033,678)	—
Class N	(326,164)	—
Net decrease in net assets from distributions to shareholders	(1,702,475)	(131,674)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	20,032,113	36,017,485
Class N	4,706,587	13,441,257
Net asset value of shares issued in reinvestment of distributions
Class I	1,181,247	97,832
Class N	360,750	15,715
Payments for shares redeemed
Class I	(13,251,195)	(9,435,996)
Class N	(11,613,787)	(4,615,530)
Redemption fee proceeds
Class I	6,764	18,405
Class N	1,732	6,153
Net increase in net assets from shares of beneficial interest	1,424,211	35,545,321

TOTAL INCREASE IN NET ASSETS	1,069,952	42,360,898

NET ASSETS
Beginning of Period	68,153,840	25,792,942
End of Period*	$69,223,792	$68,153,840
* Includes undistributed net investment income/(loss) of:	$(67,822)	$36,387

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended	For the Year Ended
	May 31, 2018	November 30,
	(Unaudited)	2017

SHARE ACTIVITY - CLASS I
Shares sold	1,613,008	3,079,104
Shares reinvested	95,493	8,822
Shares redeemed	(1,074,252)	(795,667)
Net increase in shares of beneficial interest outstanding	634,249	2,292,259

SHARE ACTIVITY - CLASS N
Shares sold	378,250	1,140,614
Shares reinvested	29,140	1,413
Shares redeemed	(939,428)	(393,028)
Net increase/(decrease) in shares of beneficial interest outstanding	(532,038)	748,999

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	May 31, 2018	November 30,
	(Unaudited)	2017

FROM OPERATIONS
Net investment income	$1,093,094	$696,703
Net realized gain from security investments	3,272,209	949,436
Distributions of realized gains from underlying investment companies	—	19
Net change in unrealized appreciation/(depreciation) of investments	(8,169,355)	11,209,403
Net increase/(decrease) in net assets resulting from operations	(3,804,052)	12,855,561

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class I	(1,548,241)	(344,249)
Class N	(339,017)	(52,450)
Net decrease in net assets from distributions to shareholders	(1,887,258)	(396,699)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	42,969,029	54,956,619
Class N	6,791,763	19,185,789
Net asset value of shares issued in reinvestment of distributions
Class I	1,243,250	228,910
Class N	245,558	39,695
Payments for shares redeemed
Class I	(11,834,450)	(8,433,680)
Class N	(6,959,236)	(6,747,470)
Redemption fee proceeds
Class I	5,622	13,825
Class N	1,130	3,406
Net increase in net assets from shares of beneficial interest	32,462,666	59,247,094

TOTAL INCREASE IN NET ASSETS	26,771,356	71,705,956

NET ASSETS
Beginning of Period	115,692,845	43,986,889
End of Period*	$142,464,201	$115,692,845
* Includes undistributed net investment income/(loss) of:	$(490,247)	$303,917

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended	For the Year Ended
	May 31, 2018	November 30,
	(Unaudited)	2017

SHARE ACTIVITY - CLASS I
Shares sold	3,610,702	5,038,331
Shares reinvested	106,992	23,770
Shares redeemed	(997,385)	(775,352)
Net increase in shares of beneficial interest outstanding	2,720,309	4,286,749

SHARE ACTIVITY - CLASS N
Shares sold	569,308	1,776,410
Shares reinvested	21,132	4,118
Shares redeemed	(590,310)	(629,481)
Net increase in shares of beneficial interest outstanding	130	1,151,047

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2018		November 30,	November 30,	November 30,	November 30,	November 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of year	$12.58		$10.85	$9.65	$10.29	$10.10	$10.66
Activity from investment operations:
Net investment income (1)	0.05		0.05	0.30	0.21	0.18	0.22
Net realized and unrealized gain/(loss) on investments	0.22		1.73	1.15	(0.62)	0.20	(0.43)
Total from investment operations	0.27		1.78	1.45	(0.41)	0.38	(0.21)
Less distributions from:
Net investment income	(0.07)		(0.06)	(0.25)	(0.23)	(0.19)	(0.24)
Net realized gains	(0.24)		—	—	—	—	(0.11)
Total distributions	(0.31)		(0.06)	(0.25)	(0.23)	(0.19)	(0.35)
Paid in capital from redemption fees	0.00	(6)	0.01	0.00 (6)	0.00 (6)	0.00 (6)	0.00 (6)
Net asset value, end of year	$12.54		$12.58	$10.85	$9.65	$10.29	$10.10
Total return (2)	2.17	% (8)	16.56%	15.19%	(4.03)%	3.76%	(1.97)%
Net assets, at end of year (000s)	$59,050		$51,262	$19,345	$12,015	$16,991	$31,199
Ratio of gross expenses to average net assets (3)(4)	1.59	% (7)	1.56%	2.31%	2.13%	1.84%	1.45%
Ratio of net expenses to average net assets (4)	1.24	% (7)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets (4)(5)	0.74	% (7)	0.41%	2.94%	2.05%	1.67%	2.16%
Portfolio turnover rate	207	% (8)	220%	298%	153%	94%	118%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class N
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2018		November 30,	November 30,	November 30,	November 30,	November 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of year	$12.58		$10.85	$9.65	$10.29	$10.10	$10.64
Activity from investment operations:
Net investment income (1)	0.03		0.02	0.13	0.18	0.15	0.21
Net realized and unrealized gain/(loss) on investments	0.21		1.74	1.29	(0.62)	0.20	(0.43)
Total from investment operations	0.24		1.76	1.42	(0.44)	0.35	(0.22)
Less distributions from:
Net investment income	(0.04)		(0.04)	(0.22)	(0.20)	(0.16)	(0.21)
Net realized gains	(0.24)		—	—	—	—	(0.11)
Total distributions	(0.28)		(0.04)	(0.22)	(0.20)	(0.16)	(0.32)
Paid in capital from redemption fees	0.00	(6)	0.01	0.00 (6)	0.00 (6)	0.00 (6)	0.00 (6)
Net asset value, end of year	$12.54		$12.58	$10.85	$9.65	$10.29	$10.10
Total return (2)	1.99	% (8)	16.31%	14.90%	(4.28)%	3.49%	(2.12)%
Net assets, at end of year (000s)	$10,174		$16,892	$6,448	$7,441	$10,097	$13,652
Ratio of gross expenses to average net assets (3)(4)	1.83	% (7)	1.82%	2.56%	2.38%	2.09%	1.70%
Ratio of net expenses to average net assets (4)	1.49	% (7)	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income to average net assets (4)(5)	0.57	% (7)	0.19%	1.31%	1.81%	1.42%	1.91%
Portfolio turnover rate	207	% (8)	220%	298%	153%	94%	118%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2018		November 30,	November 30,	November 30,	November 30,	November 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of year	$11.58		$9.66	$9.24	$10.37	$10.33	$10.78
Activity from investment operations:
Net investment income (1)	0.09		0.11	0.15	0.19	0.15	0.22
Net realized and unrealized gain/(loss) on investments	(0.27)		1.90	0.46	(1.08)	0.18	(0.28)
Total from investment operations	(0.18)		2.01	0.61	(0.89)	0.33	(0.06)
Less distributions from:
Net investment income	(0.19)		(0.09)	(0.16)	(0.23)	(0.16)	(0.24)
Net realized gains	—		—	—	(0.01)	(0.13)	(0.15)
Return of capital	—		—	(0.03)	—	—	—
Total distributions	(0.19)		(0.09)	(0.19)	(0.24)	(0.29)	(0.39)
Paid in capital from redemption fees (6)	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$11.21		$11.58	$9.66	$9.24	$10.37	$10.33
Total return (2)	(1.62	)% (8)	20.99%	6.67%	(8.76)%	3.29%	(0.54)%
Net assets, at end of year (000s)	$120,601		$93,113	$36,253	$36,456	$52,045	$33,902
Ratio of gross expenses to average net assets (3)(4)	1.39	% (7)	1.43%	1.94%	1.77%	1.54%	1.47%
Ratio of net expenses to average net assets (4)	1.24	% (7)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets (4)(5)	1.57	% (7)	0.97%	1.62%	1.96%	1.50%	2.08%
Portfolio turnover rate	70	% (8)	51%	120%	137%	143%	178%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class N
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2018		November 30,	November 30,	November 30,	November 30,	November 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of year	$11.56		$9.64	$9.24	$10.37	$10.33	$10.77
Activity from investment operations:
Net investment income (1)	0.10		0.07	0.15	0.17	0.17	0.20
Net realized and unrealized gain/(loss) on investments	(0.30)		1.92	0.42	(1.09)	0.14	(0.28)
Total from investment operations	(0.20)		1.99	0.57	(0.92)	0.31	(0.08)
Less distributions from:
Net investment income	(0.17)		(0.07)	(0.14)	(0.20)	(0.14)	(0.21)
Net realized gains	—		—	—	(0.01)	(0.13)	(0.15)
Return of capital	—		—	(0.03)	—	—	—
Total distributions	(0.17)		(0.07)	(0.17)	(0.21)	(0.27)	(0.36)
Paid in capital from redemption fees (6)	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$11.19		$11.56	$9.64	$9.24	$10.37	$10.33
Total return (2)	(1.80	)% (8)	20.73%	6.31%	(8.98)%	3.02%	(0.77)%
Net assets, at end of year (000s)	$21,863		$22,580	$7,734	$11,356	$15,958	$26,465
Ratio of gross expenses to average net assets (3)(4)	1.64	% (7)	1.68%	2.19%	2.02%	1.79%	1.72%
Ratio of net expenses to average net assets (4)	1.49	% (7)	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income to average net assets (4)(5)	1.65	% (7)	0.66%	1.54%	1.71%	1.56%	1.83%
Portfolio turnover rate	70	% (8)	51%	120%	137%	143%	178%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

See accompanying notes to financial statements.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2018

1.	ORGANIZATION

The Dynamic International Opportunity Fund (“DIOF”) and Dynamic U.S. Opportunity Fund (“DUOF”), (each a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Funds commenced operations on December 30, 2011. The Funds seek long term capital appreciation and income.

The Funds currently offer Class I shares and Class N shares. Class I and Class N shares are offered at net asset value without an initial sales charge. Class N shares are subject to a 0.25% Rule 12b-1 distribution and shareholder servicing fee. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its shareholder service and/or distribution plans.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-ended funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2018

underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, this fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2018

to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2018

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2018 for the Funds’ assets measured at fair value:

Dynamic U.S. Opportunity Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$65,938,511	$—	$—	$65,938,511
Short-Term Investments	7,244,337	—	—	7,244,337
Total	$73,182,848	$—	$—	$73,182,848

Dynamic International Opportunity Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$138,646,472	$—	$—	$138,646,472
Short-Term Investments	59,902,592	—	—	59,902,592
Total	$198,549,064	$—	$—	$198,549,064

There were no transfers into or out of Level 1, Level 2, and Level 3 during the period. It is the Funds’ policy to recognize transfers into or out of all levels at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

*	See each Fund’s Portfolio of Investments for classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2018

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015 - 2017, or expected to be taken in the Funds’ 2018 tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended May 31, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to:

	Purchases	Sales
DUOF	$128,671,792	$131,004,943
DIOF	123,914,416	93,542,843

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2018

4.	SECURITIES LENDING

The Funds have entered into a securities lending arrangement with BNP Paribas Inc. (the “Borrower”). Under the terms of the agreement, the Funds were authorized to loan securities to the Borrower. In exchange, the Funds received cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral was invested in short-term instruments as noted in the DUOF’s and DIOF’s Portfolio of Investments. Securities lending income is disclosed in the DUOF’s and DIOF’s Statement of Operations. Although risk was mitigated by the collateral, the Funds could have experienced a delay in recovering their securities and possible loss of income or value if the Borrower failed to return them. The agreement provided that the Funds received a guaranteed amount in securities lending revenue annually.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the DUOF and the DIOF Fund. DUOF and DIOF have the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, the DUOF and DIOF are indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

The following table represents financial instruments that are subject to enforceable netting arrangements as of May 31, 2018.

				Gross Amounts not Offset in the
				Statement of Assets and Liabilities
		Gross Amounts	Net Amounts of Assets
	Gross Amount of	offset in the	Presented in the
	Recognized	Statement of Assets	Statement of Assets and	Financial	Cash Collateral		Net
	Assets	and Liabilities	Liabilities	Instruments	Pledged	(1)	Amount
DUOF	$3,984,608	$—	$3,984,608	$—	$3,984,608		$—
DUIF	$56,729,886	$—	$56,729,886	$—	$56,729,886		$—

(1)	Any over-collateralization of total financial instruments is not shown.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2018

The following table breaks out the holdings pledged as collateral as of May 31, 2018:

Secured Borrowings

Securities Lending Transactions

Overnight and Continuous
DUOF
Cash	$61,636
Morgan Stanley Institutional Liquidity Treasury Portfolio	3,922,972
$3,984,608

DIOF
Cash	$496
Morgan Stanley Institutional Liquidity Treasury Portfolio	56,729,390
$56,729,886

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Since March 27, 2018, Innealta Capital, LLC (the “Adviser”) serves as investment advisor to the Funds. Prior to March 27, 2018, AFAM Capital, Inc. (the Innealta Capital Division) served as the Funds’ investment adviser (the “former Adviser”).

Pursuant to an Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of such Fund’s average daily net assets. For the six months ended May 31, 2018, the Adviser earned the following:

	DUOF	DIOF
AFAM	$270,258	$477,204
Innealta Capital LLC	$70,054	$210,432

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until March 31, 2019, to waive a portion of its advisory fee and has agreed to reimburse DUOF and DIOF for other expenses to the extent necessary so that the total expenses incurred by such Fund (excluding taxes, leverage interest, brokerage commissions, expenses of investing in underlying funds, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed the following:

	Class I	Class N
DUOF	1.24%	1.49%
DIOF	1.24%	1.49%

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2018

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement for a Fund, and such Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause such Fund’s operating expenses to exceed its expense limitation. If such Fund’s operating expenses subsequently exceed its expense limitation, the reimbursements for such Fund shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended May 31, 2018, the Adviser waived the following expenses:

	DUOF	DIOF
AFAM	$77,351	$69,841
Innealta Capital LLC	$40,208	$31,621

The following amounts are subject to recapture by the Funds by the following dates:

	11/30/2018	11/30/2019	11/30/2020
DUOF	$232,804	$202,321	$151,870
DIOF	$316,119	$276,425	$146,270

Distributor – The distributor for the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for each of Class A shares and Class N shares (the “Class A Plan” and the “Class N Plan” and, collectively the “Plans”) pursuant to Rule 12b-1 under the 1940 Act to pay for ongoing distribution-related activities or shareholder services. Under each Plan, each Fund is permitted to pay a fee at an annual rate of 0.25% of the average daily net assets of such Fund’s Class A or Class N shares, respectively. For the six months ended May 31, 2018, pursuant to the Class N Plan, DUOF paid $17,869 in 12b-1 fees and DIOF paid $30,372 in 12b-1 fees.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of GFS.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2018

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption occurs. For the six months ended May 31, 2018, DUOF and DIOF assessed $8,496 and $6,752, respectively, in redemption fees.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at May 31, 2018, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Dynamic U.S. Opportunity Fund	$68,639,433	$4,959,648	$416,233	$4,543,415
Dynamic International Opportunity Fund	195,001,816	7,711,275	4,164,027	3,547,248

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2018

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended November 30, 2017 and November 30, 2016 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
11/30/2017	Income	Capital Gains	Capital	Total
Dynamic U.S. Opportunity Fund	$131,674	$—	$—	$131,674
Dynamic International Opportunity Fund	505,885	—	—	505,885

For fiscal year ended	Ordinary	Long-Term	Return of
11/30/2016	Income	Capital Gains	Capital	Total
Dynamic U.S. Opportunity Fund	$456,177	$—	$—	$456,177
Dynamic International Opportunity Fund	664,689	—	127,470	792,159

*	The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $109,186 for fiscal year ended November 30, 2017 for the Dynamic International Opportunity Fund, which has been passed through to the Funds’ underlying shareholders and is deemed dividend for tax purposes.

As of November 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Dynamic U.S. Opportunity Fund	$1,395,722	$—	$(17,703)	$—	$—	$4,787,732	$6,165,751
Dynamic International Opportunity Fund	303,917	—	(55,199)	(7,621,800)	—	11,716,603	4,343,521

The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss from security transactions is primarily attributable to the tax deferral of losses on wash sales.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2018

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Dynamic U.S. Opportunity Fund	$17,703
Dynamic International Opportunity Fund	55,199

At November 30, 2017, the Dynamic International Opportunity Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

		Non-Expiring	Non-Expiring
	Expiring	Short-Term	Long-Term	Total
Dynamic U.S. Opportunity Fund	$—	$—	$—	$—
Dynamic International Opportunity Fund	—	5,300,572	2,321,228	7,621,800

Permanent book and tax differences, primarily attributable to the non-deductible expenses, resulted in reclassifications for the Dynamic International Opportunity Fund for the fiscal year ended November 30, 2017 as follows:-

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Dynamic U.S. Opportunity Fund	$—	$—	$—
Dynamic International Opportunity Fund	(3,913)	3,913	—

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The Dynamic Funds
EXPENSE EXAMPLES (Unaudited)
May 31, 2018

As a shareholder of Dynamic U.S. Opportunity Fund and Dynamic International Opportunity Fund, you incur two types of costs: (1) transaction costs including sales loads and redemption fees; and (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Dynamic U.S. Opportunity Fund and Dynamic International Opportunity Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2017 through May 31, 2018.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning		Expenses Paid	Expense Ratio
		Account Value	Ending Account	During Period *	During Period **
Actual		12/1/2017	Value 5/31/2018	12/1/17-5/31/18	12/1/17-5/31/18
Dynamic U.S. Opportunity Fund
	Class I	$1,000.00	$1,021.70	$6.25	1.24%
	Class N	1,000.00	1,019.90	7.50	1.49%
Dynamic International Opportunity Fund
	Class I	$1,000.00	$983.80	$6.13	1.24%
	Class N	1,000.00	982.00	7.36	1.49%
Hypothetical (5% return before Expenses)
Dynamic U.S. Opportunity Fund
	Class I	$1,000.00	$1,018.75	$6.24	1.24%
	Class N	1,000.00	1,017.50	7.49	1.49%
Dynamic International Opportunity Fund
	Class I	$1,000.00	$1,018.75	$6.24	1.24%
	Class N	1,000.00	1,017.50	7.49	1.49%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**	Annualized.

The Dynamic Funds
SUPPLEMENTAL INFORMATION (Unaudited)
May 31, 2018

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on January 23-24, 2018, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of a New Investment Advisory Agreement between the Trust, on behalf of the Dynamic International Opportunity Fund (“Dynamic International”) and the Dynamic U.S. Opportunity Fund (“Dynamic U.S.” and together with Dynamic International, the “Dynamic Funds”) and Innealta Capital, LLC (“Innealta”) (the “New Advisory Agreement”).

Based on their evaluation of the information provided by Innealta in conjunction with each Dynamic Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the New Advisory Agreement with respect to each Dynamic Fund.

In advance of the Meeting, the Board requested and received materials to assist them in considering the New Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the New Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the New Advisory Agreement and comparative information relating to the advisory fee and other expenses of each of the Dynamic Funds. The materials also included due diligence materials relating to Innealta (including due diligence questionnaires completed by Innealta, select financial information of Innealta, bibliographic information regarding Innealta’s key management and investment advisory personnel, and comparative fee information relating to each of the Dynamic Funds) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the New Advisory Agreement with respect to each of the Dynamic Funds. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the New Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the New Advisory Agreement. In considering the approval of the New Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board then reviewed materials provided by Innealta related to the approval of the New Advisory Agreement in connection with the Reorganization with respect to each of the Dynamic Funds, including Innealta’s Form ADV and related schedules, a description of the manner in which investment decisions will be made and executed, a review of the personnel performing services for each of the Dynamic Funds, including the team of individuals that will primarily monitor and execute the investment process. The Board discussed the extent of Innealta’s research capabilities, the quality of Innealta’s compliance infrastructure and the experience of its fund management personnel. The Board noted that a principal owner of Innealta was the current portfolio manager for each of the Dynamic Funds, that he would remain the portfolio manager of each of the Dynamic Funds following the Reorganization, and that the investment process and day-to-day operations of each of the Dynamic Funds would remain unchanged.

The Dynamic Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2018

Additionally, the Board received satisfactory responses from the representatives of Innealta with respect to a series of important questions, including: whether Innealta was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Dynamic Funds; whether there were procedures in place to adequately allocate trades among its respective clients; and whether Innealta’s CCO would routinely review the portfolio managers’ performance of their duties to ensure compliance under Innealta’s compliance program. The Board also reviewed the information provided on the practices for monitoring compliance with each of the Dynamic Funds’ investment limitations. The Board then reviewed the capitalization of Innealta based on financial information provided by and representations made by Innealta and its principals and concluded that Innealta was sufficiently well-capitalized, or Innealta’s owners had the ability to make additional contributions in order to meet its obligations to each of the Dynamic Funds. The Board also discussed details of Innealta’s compliance program with the CCO of the Trust. The Board also noted that the change in portfolio management for the Dynamic Funds in 2016 helped to improve performance and enhanced risk management and again noted that such portfolio management would continue with Innealta following the Reorganization. The Board concluded that Innealta had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the New Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Innealta to each of the Dynamic Funds were satisfactory.

Performance. As to performance, the Board considered each of the Dynamic Funds’ past performance as well as other factors relating to Innealta and the portfolio manager’s track record. The Board noted that, although Innealta was not the Dynamic Funds’ current adviser, following the Reorganization, Innealta would be comprised of the same personnel at AFAM who are currently responsible for managing the Dynamic Funds. The Board then discussed the reports prepared by Morningstar and reviewed the performance of each of the Funds as compared to its peer group, Morningstar category and benchmark for the one year, three year, five year and since inception periods ended September 30, 2017. The Board noted that Dynamic International underperformed the peer group and its benchmark (the MSCI ACWI ex USA Index (USD)) but outperformed its Morningstar category (the World Allocation category) for the one year period, outperformed its peer group, Morningstar category and benchmark for the three year period and underperformed the peer group, Morningstar category and benchmark for the five year period and since Dynamic International’s inception. The Board noted that the benchmark as well as many of Dynamic International’s peers and the Morningstar category were generally fully invested or represented full investment in non-U.S. equities while Dynamic International had periods of significant allocations to fixed income securities which hurt the relative performance when global bond markets were underperforming global stock markets. In addition, the Board noted Dynamic International’s tactical approach and lower risk profile. The Board noted that although Dynamic International had experienced improved performance over the last year, it continued to lag its benchmark and peer group for the one year period. Regarding Dynamic U.S., the Board noted that Dynamic U.S. outperformed its peer group and Morningstar category (the Tactical Allocation category) for the one year and three year periods but underperformed its Morningstar category and peer group for the five year and since inception periods, and underperformed its benchmark (the S&P 500 Total Return Index) during all periods. The Board noted each of the Dynamic Fund’s improved performance since the change in portfolio management at AFAM in 2016 as well as the portfolio managers’ ability to manage risk and that the portfolio management team currently at AFAM would continue to manage each of the Dynamic Funds at Innealta following the Reorganization. After further discussion, the Board concluded that each of the Dynamic Funds’ past performance was acceptable and generally in line with its risk level.

The Dynamic Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2018

Fees and Expenses. As to the costs of the services to be provided by Innealta, the Board reviewed and discussed each of the Dynamic Funds’ advisory fee and total operating expenses as compared to its peer group and its Morningstar category as presented in the Morningstar Reports. The Board reviewed the contractual arrangements for each of the Funds, noting that Innealta proposed to charge each an advisory fee at an annual rate of 1.00% based on the average net assets of the Dynamic Funds under the New Advisory Agreement, which is the same fee as is currently charged by AFAM under the Existing Advisory Agreement. The Board noted that the advisory fee for each of the Dynamic Funds was above the peer group and Morningstar category averages. The Board also reviewed the net expenses for each of the Dynamic Funds as compared to its peer group and Morningstar category noting that higher acquired fund fees and expenses and Fund assets under management well below the peer group and Morningstar category medians likely contributed to higher net expenses for each of the Dynamic Funds. The Board noted that each of the Dynamic Funds was likely not benefiting from economies of scale like some of its peers. The Board then reviewed the Operating Expenses Limitation Agreement noting that Innealta had agreed to waive or limit its advisory fee and/or reimburse expenses at least until March 31, 2019, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.49% and 1.24% of each Fund’s average net assets for, Class N and Class I Shares, respectively, and found such arrangements to be beneficial to shareholders. The Board noted that the Operating Expenses Limitation Agreement provided for the same expense limitations currently in place with AFAM although the new Operating Expenses Limitation Agreement would extend each of the Dynamic Funds’ current expense limitation by a year. The Board concluded that, based on Innealta’s experience, expertise and services to be provided to each of the Dynamic Funds, the advisory fee charged by Innealta for each of the Dynamic Funds was not unreasonable and, while higher than its peer group or Morningstar category averages, each was within the range of funds in its peer group and Morningstar category.

Profitability. The Board also considered the level of profits that could be expected to accrue to Innealta with respect to each of the Dynamic Funds based on profitability reports and analyses reviewed by the Board and the selected financial information of Innealta provided by Innealta. After review and discussion, the Board concluded that the anticipated profit from Innealta’s relationship with each of the Dynamic Funds was not excessive.

Economies of Scale. As to the extent to which each of the Dynamic Funds would realize economies of scale as it grew, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of each of the Dynamic Funds, Innealta’s expectations for growth of each of the Dynamic Funds, and concluded that any material economies of scale would not be achieved in the near term.

Board Consideration of Section 15(f) of the 1940 Act. In connection with its approval of the proxy statement, the Board also determined that the conditions of Section 15(f) of the 1940 Act were applicable to the Reorganization. The Board reviewed the conditions of Section 15(f) and determined that the following conditions would be complied with after the Reorganization is approved by shareholders: first, for a period of three years after closing of the Reorganization, at least 75% of the Board members of the Trust cannot be “interested persons” (as defined in the 1940 Act) of Innealta or AFAM Capital Inc. (“AFAM”); and, second, an “unfair burden” must not be imposed upon the Dynamic Funds or the shareholders as a result of the Reorganization or any express or implied terms, conditions or understandings applicable thereto. The Board considered that, consistent with the first condition of Section 15(f), neither Innealta nor the Board was aware of any plans to alter the structure of the Board following the Reorganization. Further, the Board committed to ensuring that at least 75% of the Trustees would not be “interested persons” of the Innealta or AFAM for a period of three years after the Reorganization. With respect to the second condition, the Board considered that the New Advisory Agreement and Existing Advisory Agreement and new Operating Expenses

The Dynamic Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2018

Limitation Agreement and existing Operating Expenses Limitation Agreement are identical in all respects except for Innealta replacing AFAM as a party, the date of execution, effectiveness and term and that the portfolio managers and service providers for the Dynamic Funds will remain the same. Additionally, the Board noted that Innealta and AFAM had agreed to bear all of the costs associated with the Reorganization and, therefore, shareholders of the Funds would not bear any such costs. Finally, the Board noted that Innealta did not and would not receive any fees from the Dynamic Funds except for advisory services. Accordingly the Board concluded that the Reorganization does not impose an unfair burden on the Dynamic Funds or their shareholders.

Conclusion. Having requested and received such information from Innealta as the Board believed to be reasonably necessary to evaluate the terms of the New Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees voting separately, determined that (a) the terms of the New Advisory Agreement are reasonable with respect to each of the Dynamic Funds; (b) the investment advisory fee payable for each of the Dynamic Funds pursuant to the New Advisory Agreement is reasonable; and (c) the New Advisory Agreement is in the best interests of each of the Dynamic Funds and its respective shareholders.

SHAREHOLDER MEETING

The Board of Trustees of Northern Lights Fund Trust II (the “Trust”) held a Special Meeting of the Shareholders of the Dynamic International Opportunity Fund and the Dynamic U.S. Opportunity Fund (the “Dynamic Funds”), each a series of the Trust, on March 27, 2018, for the purpose of approving a new Investment Advisory Agreement.

At the close of business February 1, 2018, the record date for the Special Meeting of Shareholders, there were outstanding 11,500,748.835 shares of beneficial interest of the Dynamic International Opportunity Fund. Accordingly, shares represented in person and by proxy at the Special Meeting equaled 52.20% of the outstanding shares of the Dynamic International Opportunity Fund. Therefore, a quorum was present for the Dynamic International Opportunity Fund.

At the close of business February 1, 2018, the record date for the Special Meeting of Shareholders, there were outstanding 5,658,404.449 shares of beneficial interest of the Dynamic U.S. Opportunity Fund. Accordingly, shares represented in person and by proxy at the Special Meeting equaled 51.47% of the outstanding shares of the Dynamic U.S. Opportunity Fund. Therefore, a quorum was present for the Dynamic U.S. Opportunity Fund.

With respect to approval of the new Investment Advisory Agreement the following votes were cast:

Dynamic International Opportunity Fund:

For Approval: 4,221,823 shares voted

Against Approval: 16,866 shares voted

Abstained: 1,764,533 shares voted

Dynamic U.S. Opportunity Fund:

For Approval: 2,692,082 shares voted

Against Approval: 2,109 shares voted

Abstained: 218,391 shares voted

Privacy Policy

Rev. July 2018

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

●    CLS Investments, LLC

●    NorthStar Financial Services Group, LLC

●    NorthStar CTC Holdings, Inc.

●    NorthStar Topco, LLC

●    Blu Giant, LLC

●    Gemini Fund Services, LLC

●    Gemini Alternative Funds, LLC

●    Gemini Hedge Fund Services, LLC

●    Northern Lights Compliance Services, LLC

●    Northern Lights Distributors, LLC

●    NorthStar EYBA, LLC

●    Orion Advisor Services, LLC

●    Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-USE-ETFS or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-USE-ETFS.

INVESTMENT ADVISOR
AFAM Capital, Inc.
12117 FM 2244, Building 3, Suite 170
Austin, Texas 78738

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 08/09/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 08/09/18

By (Signature and Title)

/s/ Erik Naviloff

Erik, Naviloff, Principal Financial Officer/Treasurer

Date 08/09/18